UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders. The Report to Shareholders is attached herewith.

June 30, 2019

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Dynamic Equity Fund
Touchstone Dynamic Diversified Income Fund
Touchstone Dynamic Global Allocation Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on June 30, 2019. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2019

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund

Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	24.0%
Financials	18.9
Health Care	14.3
Communication Services	13.1
Consumer Discretionary	11.1
Industrials	10.0
Consumer Staples	9.1
Real Estate	7.0
Utilities	5.4
Energy	4.7
Materials	2.6
Short-Term Investment Fund	1.3
Other Assets/Liabilities (Net)	(0.3)
121.2%
Short Positions
Common Stocks
Financials	(5.1%)
Real Estate	(3.4)
Information Technology	(2.7)
Industrials	(1.8)
Consumer Discretionary	(1.6)
Utilities	(1.3)
Materials	(1.2)
Health Care	(0.9)
Consumer Staples	(0.6)
Communication Services	(0.5)
Energy	(0.5)
Written Call and Put Options	(1.6)
(21.2%)
Total	100.0%

Touchstone Dynamic Diversified Income Fund

Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Fixed Income Funds	58.0%
Equity Funds	13.9
Exchange-Traded Funds	21.2
Exchange-Traded Notes	6.2
Short-Term Investment Funds	1.8
Other Assets/Liabilities (Net)	(1.1)
Total	100.0%

Touchstone Dynamic Global Allocation Fund

Sector Allocation	(% of Net Assets)
Affiliated Mutual Funds
Equity Funds	51.6%
Fixed Income Funds	25.1
Exchange-Traded Funds	22.6
Short-Term Investment Funds	1.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 120.2%

Information Technology — 24.0%
Accenture PLC (Ireland) - Class A	684	$126,383
Adobe, Inc.*	708	208,612
Advanced Micro Devices, Inc.*	3,926	119,233
Amphenol Corp. - Class A	2,208	211,836
Apple, Inc.	7,466	1,477,671
Arista Networks, Inc.*	117	30,376
Autodesk, Inc.*	255	41,540
Automatic Data Processing, Inc.	2,804	463,585
Booz Allen Hamilton Holding Corp.	1,322	87,530
Broadcom, Inc.	1,123	323,267
Cadence Design Systems, Inc.*	2,474	175,184
CDW Corp.	508	56,388
Cisco Systems, Inc.	6,500	355,745
DXC Technology Co.	866	47,760
EPAM Systems, Inc.*	1,412	244,417
Fair Isaac Corp.*	573	179,933
Genpact Ltd.	2,139	81,475
Hewlett Packard Enterprise Co.	4,328	64,704
HP, Inc.	6,242	129,771
Intel Corp.	8,915	426,761
Intuit, Inc.	1,220	318,823
Jack Henry & Associates, Inc.	404	54,104
Leidos Holdings, Inc.	382	30,503
Manhattan Associates, Inc.*	844	58,515
Mastercard, Inc. - Class A	3,175	839,883
Maxim Integrated Products, Inc.	6,918	413,835
Microsoft Corp.	14,362	1,923,934
Monolithic Power Systems, Inc.	470	63,817
NVIDIA Corp.	512	84,086
Okta, Inc.*	100	12,351
Oracle Corp.	1,693	96,450
Paychex, Inc.	3,790	311,879
Paycom Software, Inc.*	249	56,453
PayPal Holdings, Inc.*	4,239	485,196
QUALCOMM, Inc.	534	40,621
RingCentral, Inc. - Class A*	170	19,536
salesforce.com, Inc.*	238	36,112
ServiceNow, Inc.*	144	39,538
Square, Inc. - Class A*	1,035	75,069
Synopsys, Inc.*	577	74,254
Texas Instruments, Inc.	2,343	268,883
Universal Display Corp.	658	123,743
VeriSign, Inc.*	1,055	220,664
Xilinx, Inc.	452	53,300
		10,553,720

Financials — 18.9%
Ally Financial, Inc.	14,951	463,331
American Financial Group, Inc.	533	54,617
American National Insurance Co.	2,419	281,741
Ameriprise Financial, Inc.	2,331	338,368
Aon PLC (United Kingdom)	259	49,982
Arthur J Gallagher & Co.	1,445	126,568
Assured Guaranty Ltd. (Bermuda)	1,142	48,055
Athene Holding Ltd. - Class A*	606	26,094
Bank of America Corp.	20,564	596,356
Bank of New York Mellon Corp. (The)	7,419	327,549
Bank OZK	3,566	107,301
Berkshire Hathaway, Inc. - Class B*	5,329	1,135,983
BlackRock, Inc.	725	340,243
Capital One Financial Corp.	3,008	272,946
Cincinnati Financial Corp.	535	55,463
Citigroup, Inc.	2,750	192,583
Citizens Financial Group, Inc.	4,819	170,400
CNA Financial Corp.	4,528	213,133
Credit Acceptance Corp.*	35	16,934
Discover Financial Services	615	47,718
East West Bancorp, Inc.	3,176	148,542
First Horizon National Corp.	2,467	36,832
FNB Corp.	5,169	60,839
Goldman Sachs Group, Inc. (The)	142	29,053
Hartford Financial Services Group, Inc. (The)	545	30,367
JPMorgan Chase & Co.	3,856	431,101
Lincoln National Corp.	2,993	192,899
LPL Financial Holdings, Inc.	192	15,661
Mercury General Corp.	399	24,938
Morgan Stanley	3,873	169,676
MSCI, Inc.	432	103,157
Northern Trust Corp.	992	89,280
Old Republic International Corp.	12,020	269,008
Principal Financial Group, Inc.	2,468	142,947
Progressive Corp. (The)	1,658	132,524
Prudential Financial, Inc.	4,843	489,143
Raymond James Financial, Inc.	201	16,995
Regions Financial Corp.	3,580	53,485
SEI Investments Co.	5,626	315,619
State Street Corp.	3,008	168,628
TD Ameritrade Holding Corp.	1,953	97,494
Umpqua Holdings Corp.	375	6,221
Unum Group	2,662	89,310
US Bancorp	3,911	204,936
Webster Financial Corp.	767	36,640
WR Berkley Corp.	1,596	105,224
		8,325,884

Health Care — 14.3%
AbbVie, Inc.	3,387	246,303
Agilent Technologies, Inc.	3,296	246,112
Alexion Pharmaceuticals, Inc.*	1,301	170,405
Align Technology, Inc.*	163	44,613
Allergan PLC	55	9,209
AmerisourceBergen Corp.	422	35,980
Amgen, Inc.	1,391	256,333
Anthem, Inc.	579	163,400
Bio-Rad Laboratories, Inc. - Class A*	251	78,460
Bio-Techne Corp.	700	145,943
Bruker Corp.	2,298	114,785
Chemed Corp.	277	99,953
Cigna Corp.	287	45,217
CVS Health Corp.	962	52,419
Hill-Rom Holdings, Inc.	1,841	192,605
Humana, Inc.	416	110,365

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 120.2% (Continued)

Health Care — (Continued)
Ionis Pharmaceuticals, Inc.*	270	$17,353
IQVIA Holdings, Inc.*	448	72,083
Johnson & Johnson	5,793	806,849
Masimo Corp.*	1,677	249,571
Medtronic PLC (Ireland)	374	36,424
Merck & Co., Inc.	6,324	530,267
Mettler-Toledo International, Inc.*	46	38,640
PerkinElmer, Inc.	1,294	124,664
Pfizer, Inc.	15,590	675,359
Regeneron Pharmaceuticals, Inc.*	66	20,658
Stryker Corp.	840	172,687
Thermo Fisher Scientific, Inc.	95	27,900
UnitedHealth Group, Inc.	1,408	343,566
Veeva Systems, Inc. - Class A*	1,757	284,827
Vertex Pharmaceuticals, Inc.*	1,348	247,196
West Pharmaceutical Services, Inc.	1,432	179,215
Zoetis, Inc.	4,160	472,118
		6,311,479

Communication Services — 13.1%
Activision Blizzard, Inc.	621	29,311
Alphabet, Inc. - Class A*	593	642,100
Alphabet, Inc. - Class C*	575	621,523
AT&T, Inc.	13,412	449,436
Cable One, Inc.	33	38,631
CBS Corp. - Class B	4,350	217,065
Charter Communications, Inc. - Class A*	910	359,614
Comcast Corp. - Class A	13,425	567,609
Facebook, Inc. - Class A*	4,003	772,579
IAC (InterActiveCorp.)*	1,348	293,230
Interpublic Group of Cos., Inc. (The)	5,025	113,515
Match Group, Inc.	2,121	142,680
Netflix, Inc.*	102	37,467
Omnicom Group, Inc.	680	55,726
Telephone & Data Systems, Inc.	4,966	150,966
Twitter, Inc.*	2,209	77,094
United States Cellular Corp.*	617	27,561
Verizon Communications, Inc.	8,815	503,601
Viacom, Inc. - Class A	3,707	126,409
Viacom, Inc. - Class B	6,038	180,355
Walt Disney Co. (The)	1,950	272,298
Zynga, Inc. - Class A*	11,712	71,795
		5,750,565

Consumer Discretionary — 11.1%
Amazon.com, Inc.*	754	1,427,797
Carnival Corp.	784	36,495
Chipotle Mexican Grill, Inc.*	198	145,110
Dollar General Corp.	1,086	146,784
Extended Stay America, Inc.	1,309	22,109
Floor & Decor Holdings, Inc. - Class A*	724	30,336
Genuine Parts Co.	825	85,454
Hilton Worldwide Holdings, Inc.	1,592	155,602
Home Depot, Inc. (The)	1,071	222,736
Kontoor Brands, Inc.*	327	9,163
Las Vegas Sands Corp.	3,120	184,361
Leggett & Platt, Inc.	57	2,187
Lennar Corp. - Class B	821	31,617
Lowe's Cos., Inc.	3,596	362,872
Lululemon Athletica, Inc. (Canada)*	1,975	355,915
McDonald's Corp.	115	23,881
NIKE, Inc. - Class B	3,516	295,168
Norwegian Cruise Line Holdings Ltd.*	268	14,373
NVR, Inc.*	50	168,513
O'Reilly Automotive, Inc.*	72	26,591
Ross Stores, Inc.	901	89,307
Royal Caribbean Cruises Ltd.	679	82,302
Tapestry, Inc.	2,125	67,426
Target Corp.	163	14,117
TJX Cos., Inc. (The)	6,374	337,057
Ulta Beauty, Inc.*	547	189,749
VF Corp.	1,875	163,781
Wayfair, Inc. - Class A*	934	136,364
Yum China Holdings, Inc. (China)	1,370	63,294
		4,890,461

Industrials — 10.0%
3M Co.	2,436	422,256
AMETEK, Inc.	702	63,770
Boeing Co. (The)	769	279,924
CoStar Group, Inc.*	523	289,773
Crane Co.	1,560	130,166
Curtiss-Wright Corp.	859	109,205
Donaldson Co., Inc.	751	38,196
Eaton Corp. PLC	74	6,163
FedEx Corp.	161	26,435
General Dynamics Corp.	724	131,638
Honeywell International, Inc.	1,982	346,037
Illinois Tool Works, Inc.	114	17,192
Ingersoll-Rand PLC	1,157	146,557
Kansas City Southern	440	53,601
L3 Technologies, Inc.	239	58,596
Lincoln Electric Holdings, Inc.	156	12,842
Lockheed Martin Corp.	165	59,984
Norfolk Southern Corp.	1,004	200,127
Northrop Grumman Corp.	39	12,601
Oshkosh Corp.	1,727	144,187
PACCAR, Inc.	1,044	74,813
Republic Services, Inc.	3,079	266,765
Robert Half International, Inc.	475	27,080
Rollins, Inc.	4,103	147,175
Southwest Airlines Co.	4,663	236,787
Textron, Inc.	790	41,902
Toro Co. (The)	943	63,087
Union Pacific Corp.	1,156	195,491
United Airlines Holdings, Inc.*	618	54,106
United Parcel Service, Inc. - Class B	3,094	319,517
United Technologies Corp.	442	57,548
Verisk Analytics, Inc.	1,836	268,901
Waste Management, Inc.	684	78,913
		4,381,335

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 120.2% (Continued)

Consumer Staples — 9.1%
Altria Group, Inc.	6,701	$317,292
Archer-Daniels-Midland Co.	7,945	324,156
Clorox Co. (The)	1,142	174,852
Coca-Cola Co. (The)	5,083	258,826
Colgate-Palmolive Co.	1,876	134,453
Costco Wholesale Corp.	1,699	448,978
Estee Lauder Cos., Inc. (The) - Class A	373	68,300
General Mills, Inc.	2,033	106,773
Hershey Co. (The)	631	84,573
Ingredion, Inc.	897	73,994
Mondelez International, Inc. - Class A	4,273	230,315
PepsiCo, Inc.	4,286	562,023
Philip Morris International, Inc.	3,414	268,101
Post Holdings, Inc.*	1,263	131,314
Procter & Gamble Co. (The)	5,571	610,860
Walmart, Inc.	1,751	193,468
		3,988,278

Real Estate — 7.0%
American Tower Corp. REIT	2,074	424,029
AvalonBay Communities, Inc. REIT	501	101,793
Boston Properties, Inc. REIT	96	12,384
Camden Property Trust REIT	1,564	163,266
CBRE Group, Inc. - Class A*	1,514	77,668
Crown Castle International Corp. REIT	211	27,504
EPR Properties REIT	2,518	187,818
Federal Realty Investment Trust REIT	1,354	174,341
Gaming and Leisure Properties, Inc. REIT	2,750	107,195
Healthcare Trust of America, Inc. - Class A REIT	2,790	76,530
Hospitality Properties Trust REIT	2,718	67,950
Lamar Advertising Co. - Class A REIT	304	24,536
Liberty Property Trust REIT	1,389	69,506
Medical Properties Trust, Inc. REIT	7,478	130,416
Outfront Media, Inc. REIT	3,228	83,250
Public Storage REIT	69	16,434
Realogy Holdings Corp.	9,976	72,226
Realty, Income Corp. REIT	1,572	108,421
Retail Properties of America, Inc. - Class A REIT	17,678	207,893
SBA Communications Corp. REIT*	643	144,572
Senior Housing Properties Trust REIT	6,740	55,740
Simon Property Group, Inc. REIT	1,179	188,357
STORE Capital Corp. REIT	4,749	157,619
Ventas, Inc. REIT	2,510	171,559
Weingarten Realty Investors REIT	8,594	235,647
		3,086,654

Utilities — 5.4%
Alliant Energy Corp.	1,496	73,424
Ameren Corp.	5,605	420,992
CenterPoint Energy, Inc.	3,474	99,461
CMS Energy Corp.	1,554	89,992
Duke Energy Corp.	4,811	424,523
Eversource Energy	947	71,745
MDU Resources Group, Inc.	3,402	87,772
NextEra Energy, Inc.	493	100,996
OGE Energy Corp.	3,357	142,874
Pinnacle West Capital Corp.	5,450	512,791
Xcel Energy, Inc.	6,018	358,011
		2,382,581

Energy — 4.7%
Chevron Corp.	2,169	269,910
Cimarex Energy Co.	1,115	66,153
ConocoPhillips	3,647	222,467
EOG Resources, Inc.	57	5,310
Exxon Mobil Corp.	7,524	576,564
Helmerich & Payne, Inc.	375	18,983
Kinder Morgan, Inc.	2,000	41,760
Marathon Petroleum Corp.	2,271	126,903
ONEOK, Inc.	3,904	268,634
Patterson-UTI Energy, Inc.	6,069	69,854
PBF Energy, Inc. - Class A	3,299	103,259
Pioneer Natural Resources Co.	94	14,463
SM Energy Co.	1,521	19,043
Valero Energy Corp.	1,093	93,572
Williams Cos., Inc. (The)	5,820	163,193
		2,060,068

Materials — 2.6%
Eastman Chemical Co.	224	17,434
Ecolab, Inc.	1,909	376,913
FMC Corp.	290	24,056
Huntsman Corp.	1,050	21,462
Linde PLC (United Kingdom)	746	149,797
LyondellBasell Industries N.V. - Class A	91	7,838
Mosaic Co. (The)	4,653	116,465
Nucor Corp.	739	40,719
RPM International, Inc.	1,400	85,554
Sonoco Products Co.	1,858	121,402
Steel Dynamics, Inc.	1,400	42,280
Valvoline, Inc.	2,274	44,411
Westrock Co.	2,692	98,177
		1,146,508
Total Common Stocks		$52,877,533

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	600,611	$600,611

Total Long Positions
(Cost $51,538,814)		$53,478,144

Securities Sold Short — (19.6%)

Common Stocks — (19.6%)

Financials — (5.1%)
Affiliated Managers Group, Inc.	(479)	(44,135)
AGNC Investment Corp., REIT	(14,317)	(240,812)
Alleghany Corp.*	(238)	(162,104)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (19.6%) (Continued)

Financials — (Continued)
American International Group, Inc.	(3,803)	$(202,624)
Annaly Capital Management, Inc., REIT	(12,216)	(111,532)
Axis Capital Holdings Ltd. (Bermuda)	(1,101)	(65,675)
Chimera Investment Corp., REIT	(3,645)	(68,781)
Everest Re Group Ltd. (Bermuda)	(224)	(55,368)
First Republic Bank	(364)	(35,545)
Interactive Brokers Group, Inc. - Class A	(142)	(7,696)
Loews Corp.	(364)	(19,900)
Markel Corp.*	(246)	(268,042)
Pinnacle Financial Partners, Inc.	(417)	(23,969)
Sterling Bancorp	(1,567)	(33,346)
Texas Capital Bancshares, Inc.*	(1,161)	(71,251)
Travelers Cos, Inc.(The)	(688)	(102,870)
Two Harbors Investment Corp., REIT	(24,556)	(311,122)
Virtu Financial, Inc. - Class A	(460)	(10,019)
Voya Financial, Inc.	(2,309)	(127,688)
White Mountains Insurance Group Ltd.	(267)	(272,730)
		(2,235,209)

Real Estate — (3.4%)
Alexandria Real Estate Equities, Inc., REIT	(299)	(42,186)
Brookfield Property, Inc. - Class A, REIT	(1,673)	(31,603)
CubeSmart, REIT	(864)	(28,892)
CyrusOne, Inc., REIT	(1,609)	(92,871)
Digital Realty Trust, Inc., REIT	(229)	(26,974)
Equity LifeStyle Properties, Inc., REIT	(446)	(54,118)
Howard Hughes Corp. (The)*	(263)	(32,570)
Invitation Homes, Inc., REIT	(5,557)	(148,539)
JBG SMITH Properties, REIT	(4,688)	(184,426)
Kilroy Realty Corp., REIT	(1,106)	(81,634)
Macerich Co.(The), REIT	(4,098)	(137,242)
Paramount Group, Inc., REIT	(2,884)	(40,405)
SITE Centers Corp., REIT	(1,465)	(19,397)
SL Green Realty Corp., REIT	(1,005)	(80,772)
Spirit Realty Capital, Inc., REIT	(3,621)	(154,472)
Sun Communities, Inc., REIT	(344)	(44,097)
Uniti Group, Inc., REIT	(3,740)	(35,530)
VEREIT, Inc., REIT	(8,836)	(79,612)
Weyerhaeuser Co., REIT	(4,921)	(129,619)
WP Carey, Inc., REIT	(682)	(55,365)
		(1,500,324)

Information Technology — (2.7%)
2U, Inc.*	(779)	(29,322)
CoreLogic, Inc.*	(1,603)	(67,053)
EchoStar Corp. - Class A*	(1,871)	(82,923)
Elastic NV*	(697)	(52,038)
FireEye, Inc.*	(918)	(13,596)
First Solar, Inc.*	(1,462)	(96,024)
Fiserv, Inc.*	(344)	(31,359)
Guidewire Software, Inc.*	(2,060)	(208,843)
Littelfuse, Inc.	(98)	(17,337)
Marvell Technology Group Ltd.	(2,613)	(62,372)
NCR Corp.*	(815)	(25,347)
Nuance Communications, Inc.*	(9,173)	(146,493)
RealPage, Inc.*	(995)	(58,556)
Western Union Co.(The)	(14,836)	(295,088)
		(1,186,351)

Industrials — (1.8%)
AECOM*	(854)	(32,324)
Arcosa, Inc.	(240)	(9,031)
Colfax Corp.*	(4,115)	(115,343)
Copa Holdings SA (Panama) - Class A	(105)	(10,245)
Fortive Corp.	(31)	(2,527)
Gardner Denver Holdings, Inc.*	(1,074)	(37,160)
HD Supply Holdings, Inc.*	(444)	(17,884)
IAA, Inc.*	(1,323)	(51,306)
IHS Markit Ltd. (United Kingdom)*	(606)	(38,614)
KAR Auction Services, Inc.	(1,323)	(33,075)
Middleby Corp.(The)*	(424)	(57,537)
Nielsen Holdings PLC	(469)	(10,599)
Stericycle, Inc.*	(6,221)	(297,053)
TransDigm Group, Inc.*	(59)	(28,544)
Trinity Industries, Inc.	(1,448)	(30,046)
		(771,288)

Consumer Discretionary — (1.6%)
Caesars Entertainment Corp.*	(11,243)	(132,892)
frontdoor, Inc.*	(3,911)	(170,324)
Garrett Motion, Inc. (Switzerland)*	(9,023)	(138,503)
Hyatt Hotels Corp. - Class A	(1,090)	(82,982)
International Game Technology PLC	(1,549)	(20,091)
Mattel, Inc.*	(10,955)	(122,806)
PulteGroup, Inc.	(912)	(28,837)
Tiffany & Co.	(95)	(8,896)
		(705,331)

Utilities — (1.3%)
American Water Works Co., Inc.	(1,682)	(195,112)
Aqua America, Inc.	(1,091)	(45,135)
Atmos Energy Corp.	(751)	(79,276)
Entergy Corp.	(583)	(60,008)
FirstEnergy Corp.	(2,948)	(126,204)
NiSource, Inc.	(2,013)	(57,974)
		(563,709)

Materials — (1.2%)
Alcoa Corp.*	(651)	(15,240)
Ashland Global Holdings, Inc.	(2,274)	(181,852)
Crown Holdings, Inc.*	(1,422)	(86,884)
Eagle Materials, Inc.	(1,431)	(132,654)
Graphic Packaging Holding Co.	(1,469)	(20,537)
Owens-Illinois, Inc.	(4,032)	(69,633)
Sealed Air Corp.	(77)	(3,294)
		(510,094)

Health Care — (0.9%)
Acadia Healthcare Co., Inc.*	(339)	(11,848)
Agios Pharmaceuticals, Inc.*	(932)	(46,488)
Bluebird Bio, Inc.*	(695)	(88,404)
Covetrus, Inc.*	(1,393)	(34,073)
ICU Medical, Inc.*	(451)	(113,611)

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (19.6%) (Continued)

Health Care — (Continued)
Insulet Corp.*	(1,006)	$(120,096)
Penumbra, Inc.*	(10)	(1,600)
		(416,120)

Consumer Staples — (0.6%)
Bunge Ltd.	(341)	(18,997)
Campbell Soup Co.	(3,680)	(147,458)
Energizer Holdings, Inc.	(1,760)	(68,006)
Hain Celestial Group, Inc. (The)*	(1,952)	(42,749)
		(277,210)

Communication Services — (0.5%)
Zillow Group, Inc. - Class A*	(2,232)	(102,136)
Zillow Group, Inc. - Class C*	(2,801)	(129,938)
		(232,074)

Energy — (0.5%)
Antero Resources Corp.*	(2,836)	(15,683)
TechnipFMC PLC (United Kingdom)	(5,684)	(147,443)
Transocean Ltd.*	(8,984)	(57,587)
		(220,713)
Total Common Stocks		$(8,618,423)
Total Securities Sold Short
(Proceeds $8,266,784)		$(8,618,423)

	Number
	of	Notional
	Contracts	Amount

Written Call Options — (1.6%)
PHLX Utility Sector
July 2019
Strike Price $810	(9)	$(688,257)	(4,500)
S&P 500 Index
August 2019
Strike Price $3,130	(16)	(4,706,816)	(4,160)
S&P 500 Index
July 2019
Strike Price $2,880	(69)	(20,298,144)	(605,337)
S&P 500 Index
July 2019
Strike Price $2,890	(2)	(588,352)	(13,630)
S&P 500 Index
July 2019
Strike Price $2,895	(3)	(882,528)	(17,850)
S&P 500 Index
July 2019
Strike Price $2,955	10	(2,941,760)	(30,750)
S&P 500 Index
July 2019
Strike Price $2,955	(9)	(2,647,584)	(18,360)
S&P 500 Index
July 2019
Strike Price $3,070	(24)	(7,060,224)	(3,744)
			$(698,331)

Written Put Options — (0.0%)
S&P 500 Index
July 2019
Strike Price $2,940	(3)	(882,528)	(9,540)
Total Written Options
(Premiums received $846,482)			$(707,871)

Total — 100.3%			$44,151,850

Liabilities in Excess of
Other Assets — (0.3%)			(148,992)

Net Assets — 100.0%			$44,002,858

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of June 30, 2019 was $52,877,533.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Common Stocks	$52,877,533	$—	$—	$52,877,533
Short-Term Investment Fund	600,611	—	—	600,611
Total Assets	$53,478,144	$—	$—	$53,478,144

Liabilities:
Securities Sold Short
Common Stocks	$(8,618,423)	$—	$—	$(8,618,423)
Other Financial Instruments
Written Options Equity Contracts	(707,871)	—	—	(707,871)
Total Liabilities	$(9,326,294)	$—	$—	$(9,326,294)
Total	$44,151,850	$—	$—	$44,151,850

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 71.9%

Fixed Income Funds — 58.0%
Touchstone Credit Opportunities Fund	1,280,904	$12,744,992
Touchstone Flexible Income Fund	612,366	6,668,670
Touchstone High Yield Fund	883,080	7,532,675
Touchstone Impact Bond Fund	1,602,301	16,471,658
		43,417,995

Equity Funds — 13.9%
Touchstone Premium Yield Equity Fund, Class Y	820,609	6,942,349
Touchstone Value Fund	370,264	3,487,883
		10,430,232
Total Affiliated Mutual Funds		$53,848,227

Exchange-Traded Funds — 21.2%
iShares International Select Dividend ETF	76,210	2,341,171
iShares MSCI EAFE Value ETF	48,720	2,341,970
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	91,495	3,174,876
Vanguard Emerging Markets Government Bond ETF	18,905	1,520,340
Vanguard Global ex-U.S. Real Estate ETF	39,490	2,329,910
Vanguard REIT ETF	29,120	2,545,088
WisdomTree Emerging Markets High Dividend ETF†	35,845	1,600,838
Total Exchange-Traded Funds		$15,854,193

Exchange-Traded Notes — 6.2%
JPMorgan Alerian MLP Index ETN†	186,290	$4,677,742

Short-Term Investment Funds — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	351,572	351,572
Invesco Government & Agency Portfolio, Institutional Class, 2.19%** ∞Ω	982,790	982,790
Total Short-Term Investment Funds		$1,334,362

Total Investment Securities — 101.1%
(Cost $76,889,464)		$75,714,524

Liabilities in Excess of Other Assets — (1.1%)		(830,543)

Net Assets — 100.0%		$74,883,981

**	Represents collateral for securities loaned.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $966,556.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$53,848,227	$—	$—	$53,848,227
Exchange-Traded Funds	15,854,193	—	—	15,854,193
Exchange-Traded Notes	4,677,742	—	—	4,677,742
Short-Term Investment Funds	1,334,362	—	—	1,334,362
Total	$75,714,524	$—	$—	$75,714,524

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – June 30, 2019 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 76.7%

Equity Funds — 51.6%
Touchstone Anti-Benchmark®
International Core Equity Fund	1,116,702	$11,256,359
Touchstone Growth Opportunities Fund	120,505	4,341,788
Touchstone International Growth Opportunities Fund	243,822	5,232,410
Touchstone International Small Cap Fund	114,745	1,783,142
Touchstone Mid Cap Fund	93,828	3,480,093
Touchstone Sands Capital Emerging Markets Growth Fund*	126,665	1,673,249
Touchstone Sands Capital Institutional Growth Fund	143,291	3,446,150
Touchstone Small Cap Value Fund	176,963	4,245,349
Touchstone Value Fund	1,018,536	9,594,607
		45,053,147

Fixed Income Funds — 25.1%
Touchstone Credit Opportunities Fund	338,929	3,372,342
Touchstone Impact Bond Fund	1,382,548	14,212,593
Touchstone Ultra Short Duration Fixed Income Fund	470,598	4,367,152
		21,952,087
Total Affiliated Mutual Funds		$67,005,234

Exchange-Traded Funds — 22.6%
iShares Core MSCI Emerging Markets ETF	51,990	2,674,366
iShares International Treasury Bond ETF†	90,795	4,616,926
iShares MSCI EAFE Value ETF	89,170	4,286,402
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	53,480	1,855,756
Vanguard Emerging Markets Government Bond ETF	22,595	1,817,090
Vanguard Total International Bond ETF	77,425	4,436,452
Total Exchange-Traded Funds		$19,686,992

Short-Term Investment Funds — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 2.25%∞Ω	752,882	752,882
Invesco Government & Agency Portfolio, Institutional Class, 2.19%**∞Ω	144,900	144,900
Total Short-Term Investment Funds		$897,782

Total Investment Securities — 100.3%
(Cost $88,348,044)		$87,590,008

Liabilities in Excess of Other Assets — (0.3%)		(230,330)

Net Assets — 100.0%		$87,359,678

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2019 was $142,380.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2019.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$67,005,234	$—	$—	$67,005,234
Exchange-Traded Funds	19,686,992	—	—	19,686,992
Short-Term Investment Funds	897,782	—	—	897,782
Total	$87,590,008	$—	$—	$87,590,008

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

		Touchstone	Touchstone
	Touchstone	Dynamic	Dynamic
	Dynamic	Diversified	Global
	Equity	Income	Allocation
	Fund	Fund	Fund
Assets
Investments, at cost	$51,538,814	$76,889,464	$88,348,044
Affiliated securities, at market value	$—	$53,848,227	$67,005,234
Non-affiliated securities, at market value(A)	53,478,144	21,866,297	20,584,774
Cash deposits held at prime broker	233,476	—	—
Dividends and interest receivable	60,663	24,094	—
Receivable for capital shares sold	124	12,187	2,088
Receivable for investments sold	—	344,717	57,948
Receivable for securities lending income	—	3,523	594
Other assets	21,824	12,516	10,456
Total Assets	53,794,231	76,111,561	87,661,094

Liabilities
Written options, at market value (B)	707,871	—	—
Securities sold short (C)	8,618,423	—	—
Dividend and interest payable on securities sold short	27,352	—	—
Payable for return of collateral for securities on loan	—	982,790	144,900
Payable for capital shares redeemed	201,990	135,965	59,867
Payable for investments purchased	136,599	—	—
Payable to Investment Advisor	27,926	6,649	6,184
Payable to other affiliates	6,324	8,096	7,374
Payable to Trustees	7,341	7,341	7,341
Payable for professional services	13,877	12,394	14,047
Payable to Transfer Agent	32,395	20,650	48,067
Other accrued expenses and liabilities	11,275	53,695	13,636
Total Liabilities	9,791,373	1,227,580	301,416

Net Assets	$44,002,858	$74,883,981	$87,359,678

Net assets consist of:
Paid-in capital	$39,052,364	$77,334,454	$88,617,563
Distributable earnings (deficit)	4,950,494	(2,450,473)	(1,257,885)
Net Assets	$44,002,858	$74,883,981	$87,359,678
(A) Includes market value of securities on loan of:	$—	$966,556	$142,380
(B) Premiums received for written options:	$846,482	$—	$—
(C) Proceeds received for securities sold short:	$8,266,784	$—	$—

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone	Touchstone
	Touchstone	Dynamic	Dynamic
	Dynamic	Diversified	Global
	Equity	Income	Allocation
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$8,783,525	$52,055,346	$77,056,534
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	564,311	3,996,436	6,540,738
Net asset value per share*	$15.57	$13.03	$11.78
Maximum sale charge - Class A Shares	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$16.39	$13.72	$12.40

Pricing of Class C Shares
Net assets applicable to Class C shares	$3,394,202	$5,385,595	$5,718,889
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	237,722	411,005	495,774
Net asset value and offering price per share**	$14.28	$13.10	$11.54

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$31,723,260	$17,443,040	$4,584,255
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,016,070	1,336,257	385,351
Net asset value, offering price and redemption price per share	$15.74	$13.05	$11.90

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$101,871	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,443	—	—
Net asset value, offering price and redemption price per share	$15.81	$—	$—

*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

		Touchstone	Touchstone
	Touchstone	Dynamic	Dynamic
	Dynamic	Diversified	Global
	Equity	Income	Allocation
	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$—	$814,118	$594,611
Dividends from non-affiliated securities	782,930	438,562	264,400
Income from securities loaned	—	20,794	6,563
Total Investment Income	782,930	1,273,474	865,574
Expenses
Investment advisory fees	260,009	54,627	108,698
Administration fees	44,355	39,604	63,045
Compliance fees and expenses	1,212	1,212	1,212
Custody fees	7,679	2,241	2,232
Professional fees	14,051	11,895	13,330
Transfer Agent fees, Class A	5,801	16,057	39,040
Transfer Agent fees, Class C	3,351	5,693	13,307
Transfer Agent fees, Class Y	22,556	2,868	3,355
Transfer Agent fees, Institutional Class	32	—	—
Transfer Agent out-of-pocket expenses	2,351	8,657	22,176
Registration Fees, Class A	6,690	6,801	7,341
Registration Fees, Class C	6,375	7,136	7,083
Registration Fees, Class Y	7,326	6,052	5,598
Registration Fees, Institutional Class	6,022	—	—
Dividend expense on securities sold short	116,705	—	—
Interest expense on securities sold short	37,710	—	—
Reports to Shareholders, Class A	2,361	3,017	4,988
Reports to Shareholders, Class C	2,129	2,299	2,923
Reports to Shareholders, Class Y	4,577	1,869	1,881
Reports to Shareholders, Institutional Class	1,796	—	—
Distribution expenses, Class A	10,998	48,980	89,795
Distribution and shareholder servicing expenses, Class C	20,330	31,576	51,561
Trustee fees	7,381	7,381	7,381
Other expenses	16,238	7,096	7,500
Total Expenses	608,035	265,061	452,446
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(23,999)	(118,952)	(206,845)
Net Expenses	584,036	146,109	245,601
Net Investment Income	198,894	1,127,365	619,973
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments in non-affiliated securities	2,464,978	80,624	583,995
Net realized losses on investments in affiliated securities	—	(1,249,437)	(2,164,224)
Net realized losses on written options	(5,520,683)	—	—
Net realized losses on securities sold short	(1,145,555)	—	—
Net change in unrealized appreciation (depreciation) on investments in non-affiliated securities(B)	10,902,340	2,461,754	559,448
Net change in unrealized appreciation (depreciation) on investments in affiliated securities	—	2,304,974	10,087,167
Net change in unrealized appreciation (depreciation) on written options	266,992	—	—
Net change in unrealized appreciation (depreciation) on securities sold short	(1,930,583)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	$5,037,489	$3,597,915	$9,066,386
Change in Net Assets Resulting from Operations	$5,236,383	$4,725,280	$9,686,359
(A)	See Note 4 in Notes to Financial Statements.
(B)	Change in unrealized appreciation (depreciation) on investments in non-affiliated securities does not include net depreciation of $(1,487,354) for the Dynamic Diversified Income Fund in connection with the Fund's merger. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

			Touchstone
	Touchstone		Dynamic Diversified
	Dynamic Equity		Income
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2019	December 31,	June 30, 2019	December 31,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income	$198,894	$26,013	$1,127,365	$1,708,310
Net realized gains on investments, written options, securities sold short and capital gain distributions received	(4,201,260)	7,335,724	(1,168,813)	1,456,792
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	9,238,749	(17,331,585)	4,766,728	(5,440,638)
Change in Net Assets from Operations	5,236,383	(9,969,848)	4,725,280	(2,275,536)

Distributions to Shareholders:
Distributed earnings, Class A	—	—	(904,431)	(1,144,104)
Distributed earnings, Class C	—	—	(61,853)	(461,944)
Distributed earnings, Class Y	—	(623,724)	(228,737)	(207,840)
Distributed earnings, Institutional Class	—	(116,348)	—	—
Total Distributions	—	(740,072)	(1,195,021)	(1,813,888)

Net Increase (Decrease) from Share Transactions(A)	(45,858,425)	(22,111,564)	27,018,695	(7,307,857)

Total Increase (Decrease) in Net Assets	(40,622,042)	(32,821,484)	30,548,954	(11,397,281)

Net Assets
Beginning of period	84,624,900	117,446,384	44,335,027	55,732,308
End of period	$44,002,858	$84,624,900	$74,883,981	$44,335,027
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 18 to 19.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone
Dynamic Global
Allocation
Fund
For the	For the
Six Months	Year
Ended	Ended
June 30, 2019	December 31,
(Unaudited)	2018

$619,973	$1,420,331

(1,580,229)	8,144,100

10,646,615	(17,120,403)
9,686,359	(7,555,972)

(624,325)	(4,731,927)
(7,315)	(2,008,289)
(42,306)	(516,617)
—	—
(673,946)	(7,256,833)

(6,945,940)	(13,252,484)

2,066,473	(28,065,289)

85,293,205	113,358,494
$87,359,678	$85,293,205

Statements of Changes in Net Assets - Capital Stock Activity

					Touchstone Dynamic Diversified
	Touchstone Dynamic Equity Fund				Income Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	June 30, 2019		Ended		June 30, 2019		Ended
	(Unaudited)		December 31, 2018		(Unaudited)		December 31, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	161,028	$2,418,428	36,592	$583,062	844,610	$10,786,835	123,109	$1,592,305
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	1,130,075	14,590,614	—	—
Reinvestment of distributions	—	—	—	—	60,060	776,115	73,396	929,562
Cost of Shares redeemed	(120,917)	(1,832,583)	(306,473)	(4,878,560)	(256,180)	(3,298,520)	(341,364)	(4,437,346)
Change from Class A Share Transactions	40,111	585,845	(269,881)	(4,295,498)	1,778,565	22,855,044	(144,859)	(1,915,479)
Class C
Proceeds from Shares sold	8,022	110,345	28,386	401,443	6,740	90,406	11,771	153,106
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	177,151	2,299,568	—	—
Reinvestment of distributions	—	—	—	—	4,256	55,451	34,141	433,706
Cost of Shares redeemed	(204,196)	(2,827,532)	(113,226)	(1,688,492)	(852,367)	(10,909,899)	(312,170)	(4,067,796)
Change from Class C Share Transactions	(196,174)	(2,717,187)	(84,840)	(1,287,049)	(664,220)	(8,464,474)	(266,258)	(3,480,984)
Class Y
Proceeds from Shares sold	97,435	1,466,674	939,168	15,353,357	287,195	3,670,086	102,586	1,337,755
Proceeds from Shares issued in
connection with merger(A)	—	—	—	—	1,762,741	22,813,109	—	—
Reinvestment of distributions	—	—	40,311	582,489	16,587	215,401	15,332	194,784
Cost of Shares redeemed	(2,183,119)	(32,976,068)	(1,900,967)	(30,743,577)	(1,089,773)	(14,070,471)	(261,834)	(3,443,933)
Change from Class Y Share Transactions	(2,085,684)	(31,509,394)	(921,488)	(14,807,731)	976,750	12,628,125	(143,916)	(1,911,394)
Institutional Class
Proceeds from Shares sold	19,218	291,852	630,842	10,363,103	—	—	—	—
Reinvestment of distributions	—	—	8,018	116,348	—	—	—	—
Cost of Shares redeemed	(818,241)	(12,509,541)	(746,673)	(12,200,737)	—	—	—	—
Change from Institutional Class Share Transactions	(799,023)	(12,217,689)	(107,813)	(1,721,286)	—	—	—	—

Change from Share Transactions	(3,040,770)	$(45,858,425)	(1,384,022)	$(22,111,564)	2,091,095	$27,018,695	(555,033)	$(7,307,857)

(A)	See Note 9 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Dynamic Global Allocation Fund
For the Six Months
Ended		For the Year
June 30, 2019		Ended
(Unaudited)		December 31, 2018
Shares	Dollars	Shares	Dollars

1,806,980	$20,440,700	202,824	$2,493,877

—	—	—	—
47,016	545,415	357,314	3,983,180
(475,317)	(5,453,548)	(778,529)	(9,679,444)

1,378,679	15,532,567	(218,391)	(3,202,387)

7,487	95,355	47,077	569,349

—	—	—	—
600	6,895	178,032	1,921,215
(1,911,060)	(21,098,779)	(516,091)	(6,191,893)

(1,902,973)	(20,996,529)	(290,982)	(3,701,329)

37,399	437,188	96,808	1,203,900

—	—	—	—
3,404	39,880	42,964	487,589
(170,148)	(1,959,046)	(631,742)	(8,040,257)

(129,345)	(1,481,978)	(491,970)	(6,348,768)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

(653,639)	$(6,945,940)	(1,001,343)	$(13,252,484)

Statement of Cash Flows

For the Six Months Ended June 30, 2019 (Unaudited)

Touchstone
Dynamic
Equity
Fund
Cash Flows Used in Operating Activities

Change in net assets resulting from operations	$5,236,383

Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(89,704,700)
Proceeds from disposition of investments	149,695,199
Net proceeds from disposition of purchased options	2,719
Premiums received on call and put options written	5,857,596
Covers of written options	(12,825,392)
Proceeds from securities sold short	20,551,699
Covers of securities sold short	(32,105,529)
Net sales of short term securities	(279,328)
Return of capital received from investments	1,634
Decrease in cash deposits held at prime broker	4,534,322
Decrease in dividends and interest receivable	126,486
Decrease in payable for investments purchased	136,599
Increase in other assets	(8,130)
Increase in dividend and interest payable on securities sold short	2,405
Increase in payable to Trustees	3,733
Decrease in payable to Investment Advisor	(33,203)
Decrease in payable to other affiliates	(9,050)
Decrease in other accrued expenses and liabilities	(20,254)
Net realized (gains) on investments	(2,464,978)
Net realized losses on written options	5,520,683
Net realized losses on securities sold short	1,145,555
Net change in unrealized (appreciation) depreciation on investments	(10,902,340)
Net change in unrealized (appreciation) depreciation on written options	(266,992)
Net change in unrealized (appreciation) depreciation on securities sold short	1,930,583
Net cash provided by operating activities	46,125,700

Cash Flows used in Financing Activities
Proceeds from shares sold	4,427,855
Cost of shares redeemed	(50,553,555)
Proceeds from interfund lending transactions	22,398,214
Payments for interfund lending transactions	(22,398,214)
Net cash used in financing activities	(46,125,700)

Net change in cash	—
Cash - beginning of the period	—
Cash - end of period	$—

Supplemental disclosure of cash flow information:
Dividend and interest expense paid	$152,010

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Dynamic Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$14.39	$16.06	$15.18	$14.52	$13.59	$13.15
Income (loss) from investment operations:
Net investment income (loss)	0.04	(A)	(0.04	)(A)	0.06	(A)	0.19	(A)	0.13	—	(A)(B)
Net realized and unrealized gains (losses) on investments	1.14	(1.63)	1.04	0.53	0.80	0.48
Total from investment operations	1.18	(1.67)	1.10	0.72	0.93	0.48
Distributions from:
Net investment income	—	—	(0.22)	(0.06)	—	(0.04)
Net asset value at end of period	$15.57	$14.39	$16.06	$15.18	$14.52	$13.59
Total return(C)	8.20	%(D)	(10.40%)	7.18%	4.95%	6.84%	3.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,784	$7,542	$12,752	$15,525	$12,029	$11,546
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.06	%(F)	2.30%	1.94%	1.90%	2.01%	2.07%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.24	%(F)	2.40%	2.00%	1.91%	2.16%	2.18%
Net investment income (loss)	0.50	%(F)	(0.22%)	0.40%	1.30%	0.87%	0.01%
Portfolio turnover rate	121	%(D)	267%	236%	245%	235%	236%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.55%, 1.55%, 1.55%, 1.55%, 1.55% and 1.55% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.73%, 1.65%, 1.61%, 1.56%, 1.70% and 1.66% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018		2017		2016		2015	2014
Net asset value at beginning of period	$13.25		$14.90		$14.03		$13.47		$12.70	$12.35
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(A)	(0.14	)(A)	(0.05	)(A)	0.07	(A)	0.02	(0.09	)(A)
Net realized and unrealized gains (losses) on investments	1.05		(1.51)		0.95		0.49		0.75	0.44
Total from investment operations	1.03		(1.65)		0.90		0.56		0.77	0.35
Distributions from:
Net investment income	—		—		(0.03)		—		—	—
Net asset value at end of period	$14.28		$13.25		$14.90		$14.03		$13.47	$12.70
Total return(B)	7.77	%(C)	(11.06%)		6.37%		4.16%		6.06%	2.83%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,394		$5,748		$7,727		$12,256		$10,911	$10,486
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.81	%(E)	3.05%		2.69%		2.65%		2.76%	2.82%
Gross expenses (including dividend and interest expense on securities sold short)(F)	3.24	%(E)	3.24%		2.81%		2.71%		2.90%	2.96%
Net investment income (loss)	(0.25	%)(E)	(0.97%)		(0.35%)		0.55%		0.12%	(0.74%)
Portfolio turnover rate	121	%(C)	267%		236%		245%		235%	236%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 2.30%, 2.30%, 2.30%, 2.30%, 2.30% and 2.30% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.73%, 2.49%, 2.42%, 2.36%, 2.44% and 2.44% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$14.53	$16.32	$15.45	$14.76	$13.80	$13.37
Income (loss) from investment operations:
Net investment income	0.06	(A)	0.02	(A)	0.12	(A)	0.24	(A)	0.17	0.04	(A)
Net realized and unrealized gains (losses) on investments	1.15	(1.66)	1.05	0.54	0.81	0.49
Total from investment operations	1.21	(1.64)	1.17	0.78	0.98	0.53
Distributions from:
Net investment income	—	(0.15)	(0.30)	(0.09)	(0.02)	(0.10)
Net asset value at end of period	$15.74	$14.53	$16.32	$15.45	$14.76	$13.80
Total return	8.33	%(B)	(10.04%)	7.59%	5.31%	7.12%	3.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,723	$59,586	$82,004	$96,807	$64,986	$43,349
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.81	%(D)	1.95%	1.60%	1.57%	1.71%	1.78	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.83	%(D)	1.95%	1.60%	1.57%	1.71%	1.76%
Net investment income	0.74	%(D)	0.13%	0.74%	1.64%	1.17%	0.30%
Portfolio turnover rate	121	%(B)	267%	236%	245%	235%	236%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.30%, 1.20%, 1.21%, 1.22%, 1.25% and 1.26% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(D)	Annualized.
(E)	Net expenses include amounts recouped by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.32%, 1.20%, 1.21%, 1.22%, 1.25% and 1.24% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30,
2019	Year Ended December 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$14.59	$16.38	$15.51	$14.82	$13.83	$13.39
Income (loss) from investment operations:
Net investment income	0.06	(A)	0.02	(A)	0.11	(A)	0.24	(A)	0.16	0.04	(A)
Net realized and unrealized gains (losses) on investments	1.16	(1.66)	1.06	0.54	0.83	0.49
Total from investment operations	1.22	(1.64)	1.17	0.78	0.99	0.53
Distributions from:
Net investment income	—	(0.15)	(0.30)	(0.09)	(—	)(B)	(0.09)
Net asset value at end of period	$15.81	$14.59	$16.38	$15.51	$14.82	$13.83
Total return	8.36	%(C)	(10.03%)	7.54%	5.27%	7.19%	3.98%
Ratios and supplemental data:
Net assets at end of period (000's)	$102	$11,749	$14,964	$18,879	$9,242	$12,297
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.76	%(E)	1.96%	1.62%	1.59	%(F)	1.71%	1.77	%(F)
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.84	%(E)	1.96%	1.62%	1.54%	1.72%	1.76%
Net investment income	0.81	%(E)	0.11%	0.72%	1.61%	1.17%	0.31%
Portfolio turnover rate	121	%(C)	267%	236%	245%	235%	236%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.25%, 1.21%, 1.23%, 1.24%, 1.25% and 1.25% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.33%, 1.21%, 1.23%, 1.19%, 1.26% and 1.24% for the six months ended June 30, 2019 and years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$12.12		$13.23	$12.73	$12.15	$12.66	$12.37
Income (loss) from investment operations:
Net investment income	0.27	(A)	0.47	0.44	0.48	0.18	0.22
Net realized and unrealized gains (losses) on investments	0.90		(1.07)	0.53	0.58	(0.50)	0.33
Total from investment operations	1.17		(0.60)	0.97	1.06	(0.32)	0.55
Distributions from:
Net investment income	(0.26)		(0.51)	(0.47)	(0.48)	(0.19)	(0.26)
Net asset value at end of period	$13.03		$12.12	$13.23	$12.73	$12.15	$12.66
Total return(B)	9.70	%(C)	(4.66%)	7.74%	8.81%	(2.54%)	4.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,055		$26,892	$31,264	$28,316	$29,754	$35,689
Ratio to average net assets:
Net expenses(D)	0.49	%(E)	0.49%	0.49%	0.49%	0.49%	0.46%
Gross expenses(D)	0.87	%(E)	0.93%	0.90%	0.90%	0.86%	0.83%
Net investment income	4.17	%(E)	3.61%	3.44%	3.73%	1.38%	1.61%
Portfolio turnover rate	61	%(C)(F)	20%	25%	32%	77%	11%

Touchstone Dynamic Diversified Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$12.16		$13.26	$12.75	$12.17	$12.67	$12.36
Income (loss) from investment operations:
Net investment income	0.22	(A)	0.40	0.38	0.38	0.09	0.11
Net realized and unrealized gains (losses) on investments	0.89		(1.09)	0.50	0.58	(0.50)	0.33
Total from investment operations	1.11		(0.69)	0.88	0.96	(0.41)	0.44
Distributions from:
Net investment income	(0.17)		(0.41)	(0.37)	(0.38)	(0.09)	(0.13)
Net asset value at end of period	$13.10		$12.16	$13.26	$12.75	$12.17	$12.67
Total return(B)	9.17	%(C)	(5.33%)	6.93%	7.98%	(3.22%)	3.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,386		$13,075	$17,792	$25,197	$27,414	$32,961
Ratio to average net assets:
Net expenses(D)	1.24	%(E)	1.24%	1.24%	1.24%	1.24%	1.21%
Gross expenses(D)	1.97	%(E)	1.72%	1.64%	1.63%	1.57%	1.57%
Net investment income	3.42	%(E)	2.86%	2.69%	2.98%	0.63%	0.86%
Portfolio turnover rate	61	%(C)(F)	20%	25%	32%	77%	11%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Ratio does not include expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Controlled Growth with Income Fund acquired on May 10, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Diversified Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$12.15		$13.26	$12.75	$12.17	$12.68	$12.39
Income (loss) from investment operations:
Net investment income	0.29	(A)	0.56	0.54	0.55	0.22	0.27
Net realized and unrealized gains (losses) on investments	0.89		(1.13)	0.47	0.54	(0.51)	0.31
Total from investment operations	1.18		(0.57)	1.01	1.09	(0.29)	0.58
Distributions from:
Net investment income	(0.28)		(0.54)	(0.50)	(0.51)	(0.22)	(0.29)
Net asset value at end of period	$13.05		$12.15	$13.26	$12.75	$12.17	$12.68
Total return	9.71	%(B)	(4.40%)	8.06%	9.06%	(2.29%)	4.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,443		$4,368	$6,675	$10,391	$18,168	$23,466
Ratio to average net assets:
Net expenses(C)	0.24	%(D)	0.24%	0.24%	0.24%	0.24%	0.21%
Gross expenses(C)	0.72	%(D)	1.03%	0.84%	0.73%	0.65%	0.58%
Net investment income	4.42	%(D)	3.86%	3.69%	3.98%	1.63%	1.86%
Portfolio turnover rate	61	%(B)(E)	20%	25%	32%	77%	11%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Controlled Growth with Income Fund acquired on May 10, 2019 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value at beginning of period	$10.63		$12.56	$11.56	$12.01	$12.89		$12.99
Income (loss) from investment operations:
Net investment income	0.08		0.20	0.21	0.28	0.18		0.20
Net realized and unrealized gains (losses) on investments	1.16		(1.16)	1.39	0.06	(0.57)		0.46
Total from investment operations	1.24		(0.96)	1.60	0.34	(0.39)		0.66
Distributions from:
Net investment income	(0.09)		(0.26)	(0.26)	(0.28)	(0.19)		(0.25)
Realized capital gains	—		(0.71)	(0.34)	(0.51)	(0.30)		(0.51)
Total distributions	(0.09)		(0.97)	(0.60)	(0.79)	(0.49)		(0.76)
Net asset value at end of period	$11.78		$10.63	$12.56	$11.56	$12.01		$12.89
Total return(A)	11.72	%(B)	(7.91%)	13.96%	2.80%	(3.09%)		5.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$77,057		$54,871	$67,562	$62,689	$71,201		$56,893
Ratio to average net assets:
Net expenses(C)	0.49	%(D)	0.49%	0.49%	0.49%	0.49%		0.46%
Gross expenses(C)	0.91	%(D)	0.92%	0.91%	0.92%	0.90%		0.89%
Net investment income	1.50	%(D)	1.57%	1.72%	2.26%	1.75%		1.44%
Portfolio turnover rate	32	%(B)	40%	32%	39%	68	%(E)	11%

Touchstone Dynamic Global Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value at beginning of period	$10.38		$12.28	$11.31	$11.77	$12.67		$12.79
Income (loss) from investment operations:
Net investment income	0.14		0.11	0.12	0.19	0.10		0.09
Net realized and unrealized gains (losses) on investments	1.04		(1.13)	1.35	0.05	(0.58)		0.45
Total from investment operations	1.18		(1.02)	1.47	0.24	(0.48)		0.54
Distributions from:
Net investment income	(0.02)		(0.17)	(0.16)	(0.19)	(0.12)		(0.15)
Realized capital gains	—		(0.71)	(0.34)	(0.51)	(0.30)		(0.51)
Total distributions	(0.02)		(0.88)	(0.50)	(0.70)	(0.42)		(0.66)
Net asset value at end of period	$11.54		$10.38	$12.28	$11.31	$11.77		$12.67
Total return(A)	11.32	%(B)	(8.55%)	13.10%	2.00%	(3.81%)		4.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,719		$24,897	$33,039	$44,946	$53,417		$43,844
Ratio to average net assets:
Net expenses(C)	1.24	%(D)	1.24%	1.24%	1.24%	1.24%		1.21%
Gross expenses(C)	1.97	%(D)	1.68%	1.66%	1.65%	1.62%		1.62%
Net investment income	0.75	%(D)	0.82%	0.97%	1.51%	1.00%		0.69%
Portfolio turnover rate	32	%(B)	40%	32%	39%	68	%(E)	11%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Dynamic Global Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value at beginning of period	$10.73		$12.67	$11.66	$12.11	$12.98		$13.09
Income (loss) from investment operations:
Net investment income	0.13		0.27	0.24	0.32	0.23		0.28
Net realized and unrealized gains (losses) on investments	1.15		(1.21)	1.40	0.05	(0.58)		0.40
Total from investment operations	1.28		(0.94)	1.64	0.37	(0.35)		0.68
Distributions from:
Net investment income	(0.11)		(0.29)	(0.29)	(0.31)	(0.22)		(0.28)
Realized capital gains	—		(0.71)	(0.34)	(0.51)	(0.30)		(0.51)
Total distributions	(0.11)		(1.00)	(0.63)	(0.82)	(0.52)		(0.79)
Net asset value at end of period	$11.90		$10.73	$12.67	$11.66	$12.11		$12.98
Total return	11.93	%(A)	(7.69%)	14.21%	3.03%	(2.75%)		5.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,584		$5,525	$12,758	$14,678	$17,711		$16,719
Ratio to average net assets:
Net expenses(B)	0.24	%(C)	0.24%	0.24%	0.24%	0.24%		0.21%
Gross expenses(B)	0.97	%(C)	0.85%	0.78%	0.75%	0.72%		0.62%
Net investment income	1.75	%(C)	1.82%	1.97%	2.51%	2.00%		1.69%
Portfolio turnover rate	32	%(A)	40%	32%	39%	68	%(D)	11%

(A)	Not annualized.
(B)	Ratio does not include expenses of the underlying funds.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Growth Allocation Fund acquired on November 23, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty funds, including the following three funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Dynamic Diversified Income Fund (“Dynamic Diversified Income Fund”)

Touchstone Dynamic Global Allocation Fund (“Dynamic Global Allocation Fund”)

Each Fund is diversified. Additionally, the Dynamic Diversified Income Fund and Dynamic Global Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, sub-advised by Wilshire Associates Incorporated, which seek to achieve their investment goals by primarily investing in a diversified portfolio of affiliated and unaffiliated underlying equity, fixed income and alternative funds. These underlying funds (“Underlying Funds”), in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity, fixed-income and alternative funds in the following ranges:

	Equity Fund Allocation	Fixed-Income Fund Allocation	Alternative Fund Allocation
Dynamic Diversified Income Fund	25-55%	25-55%	0-30%
Dynamic Global Allocation Fund	45-75%	25-55%	N/A

The investment goal of each of the Underlying Funds that the Allocation Funds invested in is as follows:

Fund	Investment Goal
Touchstone Anti-Benchmark® International Core Equity Fund	Seeks capital appreciation.
Touchstone Credit Opportunities Fund	Seeks absolute total return, primarily from income and capital appreciation.
Touchstone Flexible Income Fund	Seeks total return through a combination of income and capital appreciation.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital.
Touchstone High Yield Fund	Seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Touchstone Impact Bond Fund	Seeks high current income. Capital appreciation is secondary goal.
Touchstone International Growth Opportunities Fund	Seeks long-term capital appreciation.
Touchstone International Small Cap Fund	Seeks to provide investors with capital appreciation.
Touchstone Mid Cap Fund	Seeks long-term capital growth.
Touchstone Premium Yield Equity Fund	Seeks long-term growth of capital and high current income.
Touchstone Sands Capital Emerging Markets Growth Fund	Seeks long-term capital appreciation.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation.
Touchstone Small Cap Value Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital.

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone Value Fund	Seeks to provide investors with long-term capital growth.
Dreyfus Government Cash Management	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
iShares Core MSCI Emerging Markets ETF	Seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.
iShares International Select Dividend ETF	Seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
iShares International Treasury Bond ETF	Seeks to track the investment results of an index composed of non-U.S. developed market government bonds.
iShares MSCI EAFE Value ETF	Seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EMG Core Index (GBIEMCOR), which is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer.
Vanguard Emerging Markets Government Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of U.S. dollar-denominated bonds issued by governments and government related issuers in emerging market countries.
Vanguard Global ex-U.S. Real Estate ETF	Seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Vanguard REIT ETF	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Total International Bond ETF	Seeks to track the performance of a benchmark index that measures the investment return of investment-grade bonds issued outside of the United States.
WisdomTree Emerging Markets High Dividend ETF	Seeks to track the investment results of high-dividend-yielding companies in the emerging markets region.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Dynamic Equity Fund is registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The Allocation Funds are registered to offer the following classes of shares: Class A shares, Class C shares and Class Y shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (Unaudited) (Continued)

•	Level 1	–	quoted prices in active markets for identical securities
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2019, for each Fund’s investments, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold or transfer Level 3 categorized securities during the six months ended June 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”)(currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statements of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2019, the Dynamic Equity Fund had securities sold short with a fair value of $(8,618,423) and pledged securities with a fair value of $52,877,533 as collateral and pledged cash collateral of $233,476 for both securities sold short and written options.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting

Notes to Financial Statements (Unaudited) (Continued)

a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of June 30, 2019, the Dynamic Equity Fund had written options with a fair value of $(707,871) and pledged securities with a fair value of $52,877,533 as collateral and pledged cash collateral of $233,476 for both securities sold short and written options.

Real Estate Investment Trusts — The Dynamic Equity Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Fund to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — For financial reporting purposes, the Dynamic Equity Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Dynamic Equity Fund’s liabilities net of the related collateral pledged by the Fund as of June 30, 2019:

	Gross Amount of Recognized Liabilities	Gross Amounts Available for Offset in Statement of Assets and Liabilities	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount(B)
Written Options(A)	$707,871	$—	$(690,150)	$(17,721)	$—

(A) Pershing LLC is the counterparty.

(B) Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure as of June 30, 2019:

Fair Value of Derivative Investments As of June 30, 2019
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Dynamic Equity Fund	Written Options - Equity Contracts*	$—	$707,871

* Statements of Assets and Liabilities Location: Written options, at market value.

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the effect on the Dynamic Equity Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended June 30, 2019:

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended June 30, 2019
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Dynamic Equity Fund	Purchased Options - Equity Contacts*	$2,719	$—
	Written Options - Equity Contacts**	(5,520,683)	266,992

* Statements of Operations Location: Net realized gains on investments in non-affiliated securities.

** Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended June 30, 2019, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic Equity Fund
Equity contracts:
Purchased Options - Cost*	$—
Written Options - Premiums received	1,338,099

* The balance at each quarter end was zero.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2019, the following Funds loaned securities and received collateral as follows:

Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Dynamic Diversified Income Fund	Exchange-Traded Funds	$223,300	$228,750	$5,450
	Exchange-Traded Notes	743,256	754,040	10,784
Total Dynamic Diversified Income Fund		966,556	982,790	16,234
Dynamic Global Allocation Fund	Exchange-Traded Funds	142,380	144,900	2,520

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

Notes to Financial Statements (Unaudited) (Continued)

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). There is no sales load on purchases when aggregate purchases in all Touchstone funds equal at least $1 million. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds may be subject to a CDSC of 1.00% if redeemed within one year from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Allocation Funds each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Notes to Financial Statements (Unaudited) (Continued)

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2019:

	Dynamic Equity Fund	Dynamic Diversified Income Fund*	Dynamic Global Allocation Fund
Purchases of investment securities	$89,704,700	$32,931,540	$27,415,760
Proceeds from sales and maturities	$149,695,199	$45,702,197	$34,756,223

*The cost of purchases and proceeds from sales and maturities excludes the purchases and sales of the Touchstone Controlled Growth with Income Fund (see Note 9). If these transactions were included, purchases and sales would have been higher.

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2019.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $22,143 for the six months ended June 30, 2019.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Equity Fund	0.85% on the first $300 million
0.80% on the next $200 million
0.75% on the next $250 million
0.70% on the next $250 million
0.65% on the next $500 million
0.60% on the next $500 million
0.55% on such assets over $2 billion
Dynamic Diversified Income Fund	0.20% on the first $1 billion
0.175% on the next $1 billion
0.15% on the next $1 billion
0.125% on such assets over $3 billion
Dynamic Global Allocation Fund	0.25% on the first $1 billion
0.225% on the next $1 billion
0.20% on the next $1 billion
0.175% on such assets over $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Wells Capital Management, Inc.	Wilshire Associates Incorporated
Dynamic Equity Fund	Dynamic Diversified Income Fund
Dynamic Global Allocation Fund

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

Fund	Class A	Class C	Class Y	Institutional Class	Termination Date
Dynamic Equity Fund	1.55%	2.30%	1.30%	1.25%	April 29, 2020
Dynamic Diversified Income Fund	0.49%	1.24%	0.24%	—	April 29, 2020
Dynamic Global Allocation Fund	0.49%	1.24%	0.24%	—	April 29, 2020

The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Fund’s shareholders.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2019, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:

Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Waived/ Reimbursed	Total
Dynamic Equity Fund	$—	$—	$23,999	$23,999
Dynamic Diversified Income Fund	27,481	39,604	51,867	118,952
Dynamic Global Allocation Fund	57,947	63,045	85,853	206,845

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

As of June 30, 2019, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

Fund	Expires on or before December 31, 2019	Expires on or before December 31, 2020	Expires on or before December 31, 2021	Expires on or before December 31, 2022	Total
Dynamic Equity Fund	$—	$—	$—	$7,203	$7,203
Dynamic Diversified Income Fund	99,013	161,926	151,287	77,874	490,100
Dynamic Global Allocation Fund	173,631	324,451	296,428	131,826	926,336

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2019.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended June 30, 2019:

Fund	Amount
Dynamic Equity Fund	$28
Dynamic Diversified Income Fund	3,095
Dynamic Global Allocation Fund	4,333

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2019:

Fund	Amount
Dynamic Diversified Income Fund	$58
Dynamic Global Allocation Fund	31

Notes to Financial Statements (Unaudited) (Continued)

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2019, the Funds did not engage in any Rule 17a-7 transactions.

AFFILIATED INVESTMENTS

A summary of each Allocation Fund’s transactions in affiliated Underlying Funds during the six months ended June 30, 2019 is as follows:

Dynamic Diversified Income Fund

Underlying Fund*	Market Value 12/31/2018	Purchases at cost**	Proceeds from sales	Net Realized Gain(Loss)	Net Change in Unrealized (Depreciation)	Market Value 06/30/2019	Dividend Income	Shares 06/30/2019
Touchstone Arbitrage Fund	$—	$9,874,167	$9,552,395	$(321,772)	$—	$—	$—	—
Touchstone Credit Opportunities Fund	7,631,119	7,839,196	3,016,746	24,040	267,383	12,744,992	269,726	1,280,904
Touchstone Dynamic Equity Fund	—	10,509,904	9,695,747	(814,157)	—	—	—	—
Touchstone Flexible Income Fund	4,041,669	6,441,190	3,934,784	70,768	49,827	6,668,670	104,231	612,366
Touchstone Focused Fund	—	1,990,759	1,887,598	(103,161)	—	—	—	—
Touchstone High Yield Fund	4,461,339	4,395,689	1,719,923	42,072	353,498	7,532,675	143,295	883,080
Touchstone Impact Bond Fund	7,599,515	11,987,167	3,624,006	28,130	480,852	16,471,658	151,615	1,602,301
Touchstone International Value Fund	2,242,733	29,026	2,448,287	(339,763)	516,291	—	17,982	—
Touchstone Premium Yield Equity Fund, Class Y	4,901,432	4,623,577	3,194,141	37,023	574,458	6,942,349	74,733	820,609
Touchstone Ultra Short Duration Fixed Income Fund	2,233,392	278,519	2,521,660	4,899	4,850	—	22,808
Touchstone Value Fund	2,684,994	2,213,060	1,590,470	122,484	57,815	3,487,883	29,728	370,264
Total:	$35,796,193	$60,182,254	$43,185,757	$(1,249,437)	$2,304,974	$53,848,227	$814,118

*All affiliated fund investments are invested in the Institutional Class shares, unless otherwise indicated.

**Includes securities transferred from Controlled Growth with Income Fund in connection with the merger (see Note 9 in the Notes to Financial Statements).

Notes to Financial Statements (Unaudited) (Continued)

Dynamic Global Allocation Fund

Underlying Fund*	Market Value 12/31/2018	Purchases at cost	Proceeds from sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2019	Dividend Income	Shares 06/30/2019
Touchstone Anti-Benchmark® International Core Equity Fund	$—	$11,773,709	$556,165	$(97)	$38,912	$11,256,359	$—	1,116,702
Touchstone Credit Opportunities Fund	3,286,400	1,368,897	1,502,082	(5,392)	224,519	3,372,342	74,875	338,929
Touchstone Growth Opportunities Fund	4,232,363	4,720	872,192	88,795	888,102	4,341,788	—	120,505
Touchstone Impact Bond Fund	13,674,901	1,741,269	1,787,037	(27,490)	610,950	14,212,593	191,119	1,382,548
Touchstone International Growth Opportunities Fund	6,945,220	662,902	3,771,656	(571,056)	1,967,000	5,232,410	—	243,822
Touchstone International Small Cap Fund	2,428,784	69,938	1,068,713	(73,973)	427,106	1,783,142	—	114,745
Touchstone International Value Fund	11,666,811	208,162	12,763,243	(1,917,750)	2,806,020	—	141,634	—
Touchstone Mid Cap Fund	3,325,771	3,775	555,754	159,992	546,309	3,480,093	—	93,828
Touchstone Sands Capital Emerging Markets Growth Fund	—	1,870,789	218,759	2,227	18,992	1,673,249	—	126,665
Touchstone Sands Capital Institutional Growth Fund	3,348,673	3,777	755,754	52,851	796,603	3,446,150	—	143,291
Touchstone Small Cap Value Fund	4,166,954	72,179	591,809	52,185	545,840	4,245,349	7,841	176,963
Touchstone Ultra Short Duration Fixed Income Fund	5,988,692	611,552	2,268,530	4,013	31,425	4,367,152	79,354	470,598
Touchstone Value Fund	9,328,395	110,174	1,100,822	71,471	1,185,389	9,594,607	99,788	1,018,536
	$68,392,964	$18,501,843	$27,812,516	$(2,164,224)	$10,087,167	$67,005,234	$594,611

*All affiliated fund investments are invested in the Institutional Class shares, unless otherwise indicated.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended June 30, 2019, the Funds did not utilize ReFlow.

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the

Notes to Financial Statements (Unaudited) (Continued)

Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended June 30, 2019, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Dynamic Equity Fund	$183,657	2.98%	$2,749

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2018 and December 31, 2017 is as follows:

	Dynamic Equity Fund		Dynamic Diversified Income Fund		Dynamic Global Allocation Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
From ordinary income	$740,072	$1,961,556	$1,813,888	$1,974,623	$1,890,065	$2,205,466
From long-term capital gains	—	—	—	—	5,366,768	2,998,613
Total distributions	$740,072	$1,961,556	$1,813,888	$1,974,623	$7,256,833	$5,204,079

The following information is computed on a tax basis for each item as of December 31, 2018:

	Dynamic Equity Fund	Dynamic Diversified Income Fund	Dynamic Global Allocation Fund
Tax cost of portfolio investments	$108,942,777	$52,474,058	$97,203,964
Gross unrealized appreciation on investments	686,346	65,779	338,418
Gross unrealized depreciation on investments	(9,802,773)	(4,626,742)	(11,969,860)
Net unrealized appreciation (depreciation) on investments	(9,116,427)	(4,560,963)	(11,631,442)
Gross unrealized appreciation on short sales	1,910,311	—	—
Gross unrealized depreciation on short sales	(331,367)	—	—
Net unrealized appreciation (depreciation) on short sales	1,578,944	—	—
Undistributed ordinary income	2,959,798	67,585	53,154
Undistributed capital gains	4,291,796	—	1,307,990
Distributable earnings (deficit)	$(285,889)	$(4,493,378)	$(10,270,298)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and a non-taxable distribution basis outstanding.

Notes to Financial Statements (Unaudited) (Continued)

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2015 through 2018) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2019, the Trust had the following federal tax costs resulting in net appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other*	Gross Unrealized Depreciation on Other*	Net Unrealized Appreciation (Depreciation)
Dynamic Equity Fund	$51,538,814	$3,170,878	$(1,231,548)	$407,508	$(620,536)	$1,726,302
Dynamic Diversified Income Fund	76,889,464	298,282	(1,473,222)	—	—	(1,174,940)
Dynamic Global Allocation Fund	88,348,044	1,866,108	(2,624,144)	—	—	(758,036)

* Other includes Short Sales and Derivatives.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Leverage — By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

Notes to Financial Statements (Unaudited) (Continued)

9. Fund Mergers

Dynamic Diversified Income Fund:

At a meeting held on February 12, 2019, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Controlled Growth with Income Fund to the Touchstone Dynamic Diversified Income Fund, a series of the Trust. The tax-free reorganization took place May 10, 2019.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized depreciation immediately before and after the tax-free reorganization.

	Before Reorganization			After Reorganization
	Touchstone Controlled Growth with Income Fund		Touchstone Dynamic Diversified Income Fund	Touchstone Dynamic Diversified Income Fund
Class A
Shares	1,130,075	(A)	2,913,724	4,043,799
Net Assets	$14,590,614		$37,619,646	$54,210,260
Net Asset Value	12.91	(A)	$12.91	$12.91
Class C
Shares	177,151	(B)	255,446	432,597
Net Assets	$2,299,568		$3,315,894	$5,615,462
Net Asset Value	12.98	(B)	$12.98	$12.98
Class Y*
Shares	1,762,741	(C)	300,221	2,062,962
Net Assets	$22,813,109		$3,885,383	$26,698,492
Net Asset Value	12.94	(C)	$12.94	$12.94
Fund Total
Shares Outstanding	3,711,885		3,469,391	6,539,358
Net Assets	$39,703,291		$44,820,923	$84,524,214
Unrealized Appreciation (Depreciation)	$(1,487,354)		$(1,422,669)	$(2,910,023)

(A) Reflects a 0.8288:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

(B) Reflects a 0.8213:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

(C) Reflects a 0.8266:1 reverse stock split which occurred on the date of reorganization, May 10, 2019.

Assuming this reorganization had been completed on January 1, 2019, the Dynamic Diversified Income Fund’s results of operations for the six months ended June 30, 2019 would have been as follows:

Net investment income	$1,306,257
Net realized and unrealized gain on investments	$6,369,454
Net increase in asset from operations	$7,675,711

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Dynamic Diversified Income Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Items (Unaudited) (Continued)

		Net Expense Ratio Annualized June 30, 2019	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Six Months Ended June 30, 2019*
Touchstone Dynamic Equity Fund
Class A	Actual	2.06%	$1,000.00	$1,082.00	$10.63	**
Class A	Hypothetical	2.06%	$1,000.00	$1,014.58	$10.29	**

Class C	Actual	2.81%	$1,000.00	$1,077.70	$14.48	**
Class C	Hypothetical	2.81%	$1,000.00	$1,010.86	$14.01	**

Class Y	Actual	1.81%	$1,000.00	$1,083.30	$9.35	**
Class Y	Hypothetical	1.81%	$1,000.00	$1,015.82	$9.05	**

Institutional Class	Actual	1.76%	$1,000.00	$1,083.60	$9.09	**
Institutional Class	Hypothetical	1.76%	$1,000.00	$1,016.07	$8.80	**

Touchstone Dynamic Diversified Income Fund***
Class A	Actual	0.49%	$1,000.00	$1,097.00	$2.55
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$1,091.70	$6.43
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,097.10	$1.25
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

Touchstone Dynamic Global Allocation Fund***
Class A	Actual	0.49%	$1,000.00	$1,117.20	$2.57
Class A	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Class C	Actual	1.24%	$1,000.00	$1,113.20	$6.50
Class C	Hypothetical	1.24%	$1,000.00	$1,018.65	$6.21

Class Y	Actual	0.24%	$1,000.00	$1,119.30	$1.26
Class Y	Hypothetical	0.24%	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.00, $11.85, $6.72 and $6.46, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $7.75, $11.48, $6.51, and $6.26, respectively.
***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-1906

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Strategic Trust

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date August 29, 2019

By (Signature and Title)*   /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date August 29, 2019

* Print the name and title of each signing officer under his or her signature.